Subsequent Events (Details) - USD ($)				12 Months Ended
	Aug. 17, 2026	Apr. 21, 2026	Mar. 29, 2026	Mar. 31, 2026	Jun. 10, 2026	May 14, 2026	Apr. 22, 2026	Mar. 26, 2026	Nov. 30, 2025
Subsequent Events [Line Items]
Participatory percentage				100.00%
Principal loan				$ 3,000,000				$ 16,575,000
Pre Funded Warrant [Member]
Subsequent Events [Line Items]
Exercise of warrant				400,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued				150,000
Proceeds of warrants				$ 263,846
Number of shares acquired				400,000
Shares has not yet been reflected				400,000
Class A Ordinary Shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Number of shares issued				350,613
Dablam LP [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued			1,995,000
Quantum Leap Energy LLC [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued			1,995,000
Reemag LLC [Member]
Subsequent Events [Line Items]
Ownership percentage									13.09%
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash payment						$ 3,000,000
Aggregate purchase price	$ 136,000
Subsequent Event [Member] | Convertible Loan Agreement [Member]
Subsequent Events [Line Items]
Principal redemption rate		10.00%
Subsequent Event [Member] | Cove Kaz [Member] | Convertible Loan Agreement [Member]
Subsequent Events [Line Items]
Principal loan		$ 45,000,000			$ 21,900,000
Principal repaid		$ 23,100,000
Principal redemption rate		10.00%
Subsequent Event [Member] | Cove Kaz [Member] | Convertible Loan Agreement [Member] | Maximum [Member]
Subsequent Events [Line Items]
Principal loan							$ 23,100,000
Subsequent Event [Member] | Cove Kaz [Member] | Convertible Loan Agreement [Member] | Minimum [Member]
Subsequent Events [Line Items]
Principal loan							$ 21,900,000
Subsequent Event [Member] | Reemag LLC [Member]
Subsequent Events [Line Items]
Ownership percentage						13.09%